Outsourcing Services Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Outsourcing Services Agreement [Abstract]
Outsourcing Services Agreement
Outsourcing Services Agreement

Under an Outsourcing Services Agreement, Boise Inc. provides a number of corporate staff services to us. These services include information technology, accounting, and human resource transactional services. The agreement, as extended, expires on February 22, 2015. The agreement automatically renews for successive one-year terms unless either party provides notice of termination to the other party at least 12 months in advance of the expiration date. The Outsourcing Services Agreement gives us (but not Boise Inc.) the right to terminate all or any portion of the services provided to us on 30 days' notice. Total expenses incurred under the Outsourcing Services Agreement were $4.0 million and $3.6 million, respectively, for the three months ended June 30, 2013 and 2012, and $7.9 million and $7.3 million, respectively, for the six months ended June 30, 2013 and 2012.

Outsourcing Services Agreement

Under an Outsourcing Services Agreement, Boise Inc. provides a number of corporate staff services to us at cost. These services include information technology, accounting, and human resource transactional services. The agreement, as extended, expires on February 22, 2015. The agreement automatically renews for successive one-year terms unless either party provides notice of termination to the other party at least 12 months in advance of the expiration date. The Outsourcing Services Agreement gives us (but not Boise Inc.) the right to terminate all or any portion of the services provided to us on 30 days' notice. Total expenses incurred under the Outsourcing Services Agreement, including both related party and nonrelated party, were $15.0 million, $14.7 million, and $14.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. The majority of these expenses are recorded in "General and administrative expenses" in our Consolidated Statements of Operations or "General and administrative expenses from related party" for the period Boise Inc. was a related party. See Note 4, Transactions With Related Parties, for more information.